4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Fair Value Measurements, by Fair Value hierarchy

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	12/31/2017	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$ 457,835	$ 457,835	$ --	$ --
Mutual funds	10,508,952	10,508,952	--	--
Obligations of states and political subdivisions	193,601,244	--	193,601,244	--
Available-for-sale investment securities	$ 204,568,031	$ 10,966,787	$ 193,601,244	$ --

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	12/31/2016	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$ 391,113	$ 391,113	$ --	$ --
Obligations of states and political subdivisions	166,799,531	--	166,799,531	--
Available-for-sale investment securities	$ 167,190,644	$ 391,113	$ 166,799,531	$ --